Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]	Computation of basic and diluted earnings per share in € m. 2023 2022 2021 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 6,332 5,420 2,451 Coupons paid on additional equity components (498) (479) (363) Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share 5,834 4,940 2,088 Effect of dilutive securities 0 0 0 Net income (loss) attributable to Deutsche Bank shareholders after assumedconversions – numerator for diluted earnings per share 5,834 4,940 2,088 Number of shares in million Weighted-average shares outstanding – denominator for basic earnings per share 2,064.1 2,084.9 2,096.5 Effect of dilutive securities: Forwards 0.0 0.0 0.0 Employee stock compensation options 0.0 0.0 0.0 Deferred shares 39.9 40.7 46.6 Other (including trading options) 0.0 0.0 0.0 Dilutive potential common shares 0.0 0.0 0.0 Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share 2,104.0 2,125.6 2,143.2
Earnings per share [text block table]	Earnings per share in € 2023 2022 2021 Basic earnings per share 2.83 2.37 1.00 Diluted earnings per share 2.77 2.32 0.97